To Our Shareholders:

   The Bjurman Micro-Cap Growth Fund had excellent performance during the past 12 months despite a relatively poor showing for small capitalization stocks in general. Specifically, the Fund had a positive return of 70.17% for the 12 month period beginning with its inception, March 31, 1997, and ending March 31, 1998. The *Russell 2000 Growth Index and the *Wilshire Small Company Growth Index were up 41.17% and 44.50%, respectively.

   The price earnings ratios of small capitalization stocks as measured against the price earnings ratios of the large cap *S&P 500 Index are near the lows of 1987 and 1990. This is so even though there are generally very favora-ble earnings growth prospects for the small cap universe.

   We believe that prospects are very favorable for the companies held in the Fund. We expect that, with time, the low valuation levels of these stocks, relative to larger companies, will correct causing additional positive future results.

   The Fund's total net assets were $6.51 million as of March 31, 1998 and it was well diversified among 88 companies and 12 sectors.

                            OUR MANAGEMENT APPROACH

   The Fund seeks capital appreciation through investments in common stocks of companies with market capitalizations typically between $30 million and $300 million at the time of investment. We employ a growth-oriented approach to eq-uity investment management and seek to outperform market averages over a com-plete market cycle by investing in companies we believe have above average earnings prospects.

   The Adviser's equity selection process attempts to identify undervalued companies with superior earnings growth characteristics. The selection process starts by screening a universe of approximately 1,900 companies with market capitalizations ranging from $30 million to $300 million, using five models which emphasize both growth and value attributes. The screening factors in-clude (1) earnings growth, (2) earnings strength, (3) earnings revision, (4) price/earnings to growth ratio and (5) price to cash flow. The next step in-volves a top-down economic analysis designed to identify the 10 to 15 most promising economic sectors over the next 12 to 18 months.

   Stocks are ranked according to the above five criteria in an attempt to identify approximately 100 to 190 companies offering the best growth prospects and selling at attractive prices. The highest ranking stocks in the most prom-ising industries are then subjected to additional fundamental and technical research. Generally, we attempt to identify profitable companies with capable management teams, above average reinvestment rates, strong industry positions, and pro-ductive research and development efforts. To ensure a well diversified portfo-lio, commitments to any one issue or industry are generally limited to 5% and 15%, respectively, of the Fund's market value.

                                MARKET OUTLOOK

   Small cap companies as a group are expected to show profit growth surpass-ing that of large caps for the next 12 months.

   Small cap stock prices have underperformed large cap stock prices during the past three years leaving them at the lower end of relative valuation lev-els.

   The new capital gains tax reduction has a greater positive impact on tax returns to investors who get most of their returns from capital gains gener-ated from faster growing small companies.

   Slow economic growth, low interest rates and moderate inflation are all conducive to positive returns from the fast growing small cap sector.

   All of the above factors bode well for the outlook for the small cap sec-tors of the market.

Sincerely,

                                     /s/ O. Thomas Barry
                                     ----------------------------------
                                     O. Thomas Barry, III, CFA, CIC
                                     Co-President and Portfolio Manager

/s/ G. Andrew Bjurman
----------------------------------
G. Andrew Bjurman, CFA, CIC
Co-President and Portfolio Manager

* Unmanaged Indices

                           HOW TO INVEST IN THE FUND

   The minimum initial investment is $5,000 for Regular accounts and $2,000 for IRA and SEP accounts and $500 for subsequent investments.

   To purchase shares of the Fund or to receive a prospectus, call the Dis-tributor, FPS Broker Services, Inc. at (800) 227-7264 or the Fund is available through Charles Schwab & Co. Inc.'s Mutual Fund One Source(R) program, Jack White & Co's No Fee Network, Waterhouse Securities Inc., Ameritrade, or Quick & Reilly.

   The Funds Daily Net Asset Value can be obtained by calling FPS Broker Serv-ices, Inc. at (800) 227-7264 or on our Webpage at www.bjurmanfunds.com.

                                TOP 10 HOLDINGS
                             AS OF MARCH 31, 1998

                                       % of Total
                                       Net Assets
                                       ----------
             MEMCO Software, Ltd.         2.38
             RCM Technologies, Inc.       2.35
             Mobile Mini, Inc.            2.14
             Gulfmark Offshore, Inc.      2.11
             Analytical Surveys, Inc.     1.97
             Party City Corp.             1.82
             Rent-Way, Inc.               1.75
             Dynamex, Inc.                1.75
             Crown Crafts, Inc.           1.74
             Monaco Coach Corp.           1.72

Past performance is not indicative of future results. Share prices and returns will fluctuate and when redeemed, shares may be worth more or less than their original cost. There are special risks associated with investing in small-cap stocks as they are subject to a higher degree of market risk than large-cap stocks due to market illiquidity. George D. Bjurman & Associates is the ad-viser for The Bjurman Funds.

     To be preceded or accompanied by a prospectus.         DFU 5-98

Bjurman Micro-Cap Growth Fund
Illustration of $10,000 Investment (unaudited)
------------------------------------------------------------------------------
The graph below compares the increase in value of a $10,000 investment in The Bjurman Micro-Cap Growth Fund with the performance of the Russell 2000 Growth Index.

Total Return for the Year Ended 3/31/98
Since Inception......70.17%

                                Bjurman         Russell 2000
                               Micro-Cap            Growth
                               ---------        ------------
03/31/97                         10,000             10,000
04/30/97                          9,750              9,884
05/31/97                         11,325             11,370
06/30/97                         12,133             11,756
07/31/97                         13,733             12,358
08/31/97                         14,883             12,729
09/30/97                         16,333             13,744
10/31/97                         15,425             12,919
11/30/97                         15,092             12,611
12/31/97                         14,925             12,618
01/31/98                         14,700             12,450
02/28/98                         15,917             13,549
03/31/98                         17,017             14,117

             Past performance is not indicative of future results.

BJURMAN MICRO-CAP GROWTH FUND
SCHEDULE OF PORTFOLIO INVESTMENTS                                 MARCH 31, 1998
--------------------------------------------------------------------------------

 SHARES                                                                 VALUE
 -------                                                              ----------
         COMMON STOCKS -- 100.32%
         BASIC MATERIALS -- 1.48%
  26,300 Northwestern Steel and Wire Co.*..........................   $   96,158
                                                                      ----------
         COMMERCIAL/INDUSTRIAL SERVICES -- 15.08%
   2,500 Analytical Surveys, Inc.*.................................      128,125
   4,200 Cadmus Communications Corp. ..............................       99,750
   4,500 Cornell Corrections, Inc.*................................      110,250
   1,800 EMCOR Group, Inc.*........................................       38,700
   6,000 Forensic Technologies International Corp.*................       89,062
   2,100 JLK Direct Distribution Inc., Class A*....................       80,194
     500 Mail-Well, Inc.*..........................................       18,937
   4,300 Professional Staff PLC, Sponsored ADR*....................       75,788
   5,700 RCM Technologies, Inc.*...................................      153,187
   3,000 RemedyTemp, Inc., Class A*................................       97,125
   3,400 SOS Staffing Services, Inc.*..............................       90,100
                                                                      ----------
                                                                         981,218
                                                                      ----------
         CONSUMER DURABLES -- 15.53%
   1,750 Brass Eagle, Inc.*........................................       29,312
   1,600 Continental Homes Holding Corp. ..........................       74,400
   5,400 Crown Crafts, Inc. .......................................      113,062
   7,300 Dominion Homes, Inc.*.....................................       98,550
  12,300 Jan Bell Marketing, Inc.*.................................       60,731
   5,400 M.D.C. Holdings, Inc. ....................................       95,850
   3,700 M/I Schottenstein Homes, Inc. ............................       80,938
   2,850 Monaco Coach Corp.*.......................................      111,863
   2,100 NVR, Inc.*................................................       66,281
   9,050 SMC Corp.*................................................       88,238
   2,150 Stanley Furniture Company, Inc.*..........................       85,731
   4,800 Winsloew Furniture, Inc.*.................................      105,600
                                                                      ----------
                                                                       1,010,556
                                                                      ----------
         CONSUMER NON-DURABLES -- 0.83%
   2,800 K-Swiss, Inc., Class A....................................       53,900
                                                                      ----------
         CONSUMER SERVICES -- 6.41%
  15,200 Alliance Gaming Corp.*....................................       82,650
   1,700 American Disposal Services, Inc.*.........................       64,175
     750 Foodmaker, Inc.*..........................................       14,531
   3,800 Intrav, Inc. .............................................       56,050

                See accompanying notes to financial statements.

BJURMAN MICRO-CAP GROWTH FUND
SCHEDULE OF PORTFOLIO INVESTMENTS                                 MARCH 31, 1998
--------------------------------------------------------------------------------

 SHARES                                                                 VALUE
 -------                                                             -----------
         COMMON STOCKS -- CONTINUED
         CONSUMER SERVICES -- CONTINUED
   4,800 Rent-Way, Inc.*..........................................   $   114,000
  19,000 Tescorp, Inc.*...........................................        85,500
                                                                     -----------
                                                                         416,906
                                                                     -----------
         ELECTRONIC TECHNOLOGY -- 20.02%
   3,650 3Dfx Interactive, Inc.*..................................       103,112
   2,850 Aavid Thermal Technologies, Inc.*........................        87,994
  13,200 Analogy, Inc.*...........................................       105,600
   3,850 Applied Science and Technology, Inc.*....................        60,637
   1,000 ATMI, Inc.*..............................................        30,250
   1,200 Cotelligent Group, Inc.*.................................        35,550
   3,750 Digi International, Inc.*................................       103,359
  14,800 Diversinet Corp.*........................................        50,875
   1,350 Engineering Animation, Inc.*.............................        56,025
   4,450 International Microcomputer Software, Inc.*..............        70,088
   1,500 Kellstrom Industries, Inc.*..............................        37,781
   4,950 Memco Software, Ltd.*....................................       154,688
   3,800 MTI Technology Corp.*....................................        65,550
   7,200 Sigma Circuits, Inc.*....................................        62,550
   1,500 Special Devices, Inc.*...................................        42,750
   5,000 SS&C Technologies, Inc.*.................................        84,375
   4,100 THINK New Ideas, Inc.*...................................        70,213
   4,300 XcelleNet, Inc.*.........................................        81,431
                                                                     -----------
                                                                       1,302,828
                                                                     -----------
         ENERGY -- 2.11%
   5,000 Gulfmark Offshore, Inc.*.................................       137,500
                                                                     -----------
         FINANCE -- 3.24%
     550 GBC Bancorp. ............................................        36,747
   5,408 Harbor Florida Banshares, Inc. ..........................        64,225
   1,050 Leasing Solutions, Inc.*.................................        29,466
     500 TR Financial Corp........................................        17,375
   1,000 Triad Guaranty, Inc.*....................................        41,000
   1,000 United Security Bancorp.*................................        21,750
                                                                     -----------
                                                                         210,563
                                                                     -----------
         HEALTH CARE -- 11.37%
   1,700 Advance Paradigm, Inc.*..................................        67,362
  15,500 Akorn, Inc.*.............................................        94,937
   6,800 Cholestech Corp.*........................................       102,000
   6,900 D & K Healthcare Resources, Inc.*........................        93,150

                See accompanying notes to financial statements.

BJURMAN MICRO-CAP GROWTH FUND
SCHEDULE OF PORTFOLIO INVESTMENTS                                 MARCH 31, 1998
--------------------------------------------------------------------------------

 SHARES                                                                 VALUE
 -------                                                              ----------
         COMMON STOCKS -- CONTINUED
         HEALTH CARE -- CONTINUED
   5,250 Diagnostic Health Services, Inc.*.........................   $   66,938
   4,600 Hanger Orthopedic Group, Inc.*............................       77,338
   3,200 Harborside Healthcare Corp.*..............................       72,400
   1,900 Kendle International, Inc.*...............................       44,175
   2,000 Kensey Nash Corp.*........................................       46,250
   5,050 Stericycle, Inc.*.........................................       75,119
                                                                      ----------
                                                                         739,669
                                                                      ----------
         PRODUCER MANUFACTURING --6.56%
   3,350 Alpine Group (The), Inc.*.................................       67,628
   3,550 Dayton Superior Corp.*....................................       71,666
   2,250 Encore Wire Corp.*........................................       72,844
     600 Gardner Denver Machinery, Inc.*...........................       17,775
  14,400 Mobile Mini, Inc.*........................................      139,500
     250 Robbins & Myers, Inc......................................        9,531
   2,000 Virco Manufacturing Corp. ................................       48,250
                                                                      ----------
                                                                         427,194
                                                                      ----------
         RETAIL TRADE -- 11.38%
   1,850 Abercrombie & Fitch Co., Class A*.........................       77,816
   3,500 Ames Department Stores, Inc.*.............................       73,937
   3,650 Fred's, Inc. .............................................       90,794
   8,100 Movie Gallery, Inc.*......................................       61,763
   7,250 New West Eyeworks, Inc.*..................................       78,844
   1,775 Pacific Sunwear of California*............................       73,662
   3,500 Party City Corp.*.........................................      118,563
     900 Piercing Pagoda, Inc.*....................................       28,125
  10,500 Sharper Image Corp.*......................................       47,906
   3,200 Trans World Entertainment Corp.*..........................       88,800
                                                                      ----------
                                                                         740,210
                                                                      ----------
         TRANSPORTATION -- 6.31%
  10,000 Dynamex, Inc.*............................................      113,750
   2,450 Landair Services, Inc.*...................................       80,850
   4,000 Marten Transport, Ltd.*...................................       73,000
   2,050 SkyWest, Inc. ............................................       74,825
   3,300 US Xpress Enterprises, Inc., Class A*.....................       68,475
                                                                      ----------
                                                                         410,900
                                                                      ----------
         TOTAL COMMON STOCKS
         (Cost $5,331,352).........................................    6,527,602
                                                                      ----------

                See accompanying notes to financial statements.

BJURMAN MICRO-CAP GROWTH FUND
SCHEDULE OF PORTFOLIO INVESTMENTS                                 MARCH 31, 1998
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                               VALUE
 ---------                                                          -----------
           SHORT TERM INVESTMENTS--1.87%
           (Cost $121,406)
 $121,406  The Bank of New York Cash Reserve, 4.60%..............    $  121,406
                                                                    -----------
           TOTAL INVESTMENTS -- 102.19%
           (Cost $5,452,758**)...................................     6,649,008
           LIABILITIES IN EXCESS OF ASSETS --  (2.19%)...........      (142,360)
                                                                    -----------
           NET ASSETS -- 100.00%.................................   $ 6,506,648
                                                                    ===========

 *Non-income producing security.
**Cost for federal income tax purposes is $5,452,758 and net unrealized appre-ciation consists of:

         Gross unrealized appreciation................. $1,228,922
         Gross unrealized depreciation.................    (32,672)
                                                        ----------
          Net unrealized appreciation.................. $1,196,250
                                                        ==========

                See accompanying notes to financial statements.

BJURMAN MICRO-CAP GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES                               MARCH 31, 1998
--------------------------------------------------------------------------------

ASSETS:
 Investment in securities at value (Cost $5,452,758) (Note 2)...... $6,649,008
 Receivables:
  Capital shares sold..............................................     29,301
  Dividends and interest receivable................................      1,056
 Deferred unamortized organization costs (Note 2)..................     73,575
                                                                    ----------
    TOTAL ASSETS...................................................  6,752,940
                                                                    ----------
LIABILITIES:
 Payables:
  Investment securities purchased..................................    120,076
  Capital shares redeemed .........................................      2,856
  Accrued expenses.................................................     36,207
  Accrued distribution fee (Note 4)................................      1,255
  Due to Adviser (Note 4)..........................................     85,898
                                                                    ----------
    TOTAL LIABILITIES..............................................    246,292
                                                                    ----------
NET ASSETS:
 Applicable to 318,710 shares; unlimited number of shares
  of beneficial interest authorized with no par value.............. $6,506,648
                                                                    ==========
 Net asset value, offering and redemption price
  ($6,506,648 / 318,710 shares) ................................... $    20.42
                                                                    ==========
NET ASSETS CONSIST OF:
 Paid-in capital................................................... $5,634,674
 Accumulated net investment loss ..................................    (30,788)
 Accumulated net realized loss on investments......................   (293,488)
 Net unrealized appreciation on investments........................  1,196,250
                                                                    ----------
    NET ASSETS..................................................... $6,506,648
                                                                    ==========

                See accompanying notes to financial statements.

BJURMAN MICRO-CAP GROWTH FUND
STATEMENT OF OPERATIONS                        FOR THE YEAR ENDED MARCH 31, 1998
--------------------------------------------------------------------------------

INVESTMENT INCOME
 Dividends........................................................... $    4,157
 Interest............................................................      4,435
                                                                      ----------
  TOTAL INVESTMENT INCOME ...........................................      8,592
                                                                      ----------
EXPENSES:
 Investment advisory fees (Note 4)...................................     21,878
 Administration fees.................................................     59,145
 Registration fees ..................................................     39,703
 Transfer agent fees ................................................     33,044
 Legal fees..........................................................     28,841
 Custody fees .......................................................     24,411
 Accounting fees ....................................................     24,000
 Amortization of organization costs (Note 2).........................     18,386
 Trustees fees ......................................................     13,500
 Audit fees .........................................................     12,000
 Printing fees.......................................................      8,058
 Distribution fees (Note 4)..........................................      5,470
 Miscellaneous fees..................................................      3,271
 Insurance fees......................................................      1,101
                                                                      ----------
  TOTAL EXPENSES.....................................................    292,808
   Expenses waived and reimbursed by Adviser (Note 4)................   (253,428)
                                                                      ----------
  NET EXPENSES.......................................................     39,380
                                                                      ----------
NET INVESTMENT LOSS..................................................    (30,788)
                                                                      ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized loss on investments....................................   (293,488)
 Net change in unrealized appreciation on investments................  1,196,250
                                                                      ----------
 Net realized and unrealized gain on investments.....................    902,762
                                                                      ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS................. $  871,974
                                                                      ==========

                See accompanying notes to financial statements.

BJURMAN MICRO-CAP GROWTH FUND
STATEMENT OF CHANGES IN NET ASSETS             FOR THE YEAR ENDED MARCH 31, 1998
--------------------------------------------------------------------------------

OPERATIONS:
 Net investment loss................................................ $  (30,788)
 Net realized loss on investments...................................   (293,488)
 Net change in unrealized appreciation on investments...............  1,196,250
                                                                     ----------
  Net increase in net assets resulting from operations..............    871,974
                                                                     ----------
CAPITAL SHARE TRANSACTIONS:
 Proceeds from shares sold (338,203 shares).........................  6,041,357
 Cost of shares redeemed (27,826 shares)............................   (506,683)
                                                                     ----------
 Increase in net assets derived from capital share transactions.....  5,534,674
                                                                     ----------
  TOTAL INCREASE IN NET ASSETS......................................  6,406,648
                                                                     ----------
NET ASSETS:
 Beginning of period................................................    100,000
                                                                     ----------
 End of period...................................................... $6,506,648
                                                                     ==========

                See accompanying notes to financial statements.

BJURMAN MICRO-CAP GROWTH FUND
FINANCIAL HIGHLIGHTS                           FOR THE YEAR ENDED MARCH 31, 1998
--------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock out-standing throughout the period presented.

NET ASSET VALUE, BEGINNING OF PERIOD................................ $ 12.00/1/
                                                                     -------
 Income from investment operations:
  Net investment loss ..............................................   (0.10)
  Net realized and unrealized gain on investments...................    8.52
                                                                     -------
    Total from investment operations................................    8.42
                                                                     -------
NET ASSET VALUE, END OF PERIOD...................................... $ 20.42
                                                                     =======
TOTAL RETURN........................................................   70.17%
RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in 000s)................................ $ 6,507
 Ratio of expenses to average net assets:
  Before expense reimbursement......................................   13.35%
  After expense reimbursement.......................................    1.80%
 Ratio of net investment income (loss) to average net assets:
  Before expense reimbursement......................................  (12.96%)
  After expense reimbursement.......................................   (1.41%)
 Portfolio turnover rate............................................  110.39%
 Average commission rate paid....................................... $0.0395

/1/Commencement of operations was 3/31/97.

                See accompanying notes to financial statements.

BJURMAN MICRO-CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS                                    MARCH 31, 1998
-------------------------------------------------------------------------------

NOTE 1 -- SUMMARY OF ORGANIZATION

The Bjurman Funds (the "Trust") is organized as a Delaware business trust pur-suant to a Trust Agreement dated September 26, 1996. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end, diversi-fied management investment company. The Trust is organized to offer separate series of shares and is currently offering a single series of shares called Bjurman Micro-Cap Growth Fund (the "Fund"). The Fund seeks capital apprecia-tion through investments in common stocks of smaller companies with market capitalizations between $30 million and $300 million at the time of invest-ment.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATION. Investments in securities traded on a national securi-ties exchange are valued at the last reported sales price. Unlisted securi-ties, securities sold over-the-counter, or listed securities in which there were no sales, are valued at the mean of the closing bid and ask prices. When market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith by the Board of Trustees. Short-term obligations having a maturity of 60 days or less are valued at am-ortized cost, which the Board of Trustees believes represents fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Interest income is accrued daily.

C. ORGANIZATION COSTS. Organization costs are being amortized on a straight line basis over five years from commencement of operations.

D. FEDERAL INCOME TAXES. It is the policy of the Fund to comply with all re-quirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

E. DISTRIBUTIONS TO SHAREHOLDERS. The Fund will distribute substantially all of its net investment income in December, and capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regu-lations which may differ from generally accepted accounting principles.

F. USE OF ESTIMATES. In preparing financial statements in conformity with gen-erally accepted accounting principles, management makes estimates and assump-tions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 3 -- PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities, other than short-term investments, totaled $8,344,754 and $2,719,914 respectively, for the year ended March 31, 1998.

BJURMAN MICRO-CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS -- CONTINUED                       MARCH 31, 1998
-------------------------------------------------------------------------------


NOTE 4 -- INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

George D. Bjurman & Associates (the "Adviser"), a registered investment advis-er, provides the Fund with investment management services. For providing in-vestment advisory services, the Fund pays the Adviser a monthly fee which is calculated by applying an annual rate of 1.00% to the average daily net assets of the Fund. The Adviser has voluntarily agreed to waive its fees for the first fiscal year to the extent total annualized fund operating expenses, in-clusive of distribution expenses, exceed 1.80% of the Fund's average daily net assets. For the year ended March 31, 1998, advisory fees of $21,878 were waived by the Adviser and the Adviser reimbursed the Fund $209,641. Any fee withheld or voluntarily reduced and any Fund expense absorbed by the Adviser voluntarily or pursuant to an agreed upon expense cap shall be reimbursed by the Fund to the Adviser, if so requested by the Adviser and approved by the Trust's Board of Trustees, in the first, second, or third fiscal year next succeeding the fiscal year of the withholding, reduction, absorption if the aggregate amount paid by the Fund toward the operating expenses for such fis-cal year (taking into account the reimbursement) do not exceed the applicable limitation on Fund expenses. Such reimbursement may be paid prior to the Fund's payment of current expenses if so requested by the Adviser even if such practice may require the Adviser to waive, reduce, or absorb current Fund ex-penses.

The Fund has adopted a Distribution Plan (the "Plan"), pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, which permits the Fund to pay certain expenses associated with the distribution of its shares. The Plan provides that the Fund will reimburse FPS Broker Services, Inc. (the "Distributor"), the Fund's sole underwriter and distributor, for actual dis-tribution and shareholder servicing expenses incurred by the Distributor not exceeding, on an annual basis, 0.25% of the Fund's average daily net assets. For the year ended March 31, 1998, the Fund reimbursed the Distributor $5,470 for distribution costs incurred. Certain officers and trustees of the Fund are affiliated persons of the Adviser. All officers serve without direct compensa-tion from the Fund.

BJURMAN MICRO-CAP GROWTH FUND
INDEPENDENT AUDITORS' REPORT
-------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of the Bjurman Micro-Cap Growth
Fund:

We have audited the accompanying statement of assets and liabilities of the Bjurman Micro-Cap Growth Fund (the "Fund"), including the schedule of portfo-lio investments, as of March 31, 1998 and the related statement of operations, the statement of changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing stan-dards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at March 31, 1998 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant esti-mates made by management, as well as evaluating the overall financial state-ment presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Bjurman Micro-Cap Growth Fund at March 31, 1998 and the related statement of operations, the statement of changes in net assets, and the financial high-lights for the year then ended in conformity with generally accepted account-ing principles.

DELOITTE & TOUCHE LLP

Los Angeles, California
May 13, 1998

                                                 ANNUAL REPORT
BOARD OF TRUSTEES
 G. Andrew Bjurman
 O. Thomas Barry, III
 Donald W. Hudson, Jr.
 Joseph E. Maiolo
 William Wallace

OFFICERS
 G. Andrew Bjurman, Co-President
 O. Thomas Barry, III, Co-President

INVESTMENT ADVISER
 George D. Bjurman & Associates
 10100 Santa Monica Boulevard, Suite 1200
 Los Angeles, California 90067

UNDERWRITER
 FPS Broker Services, Inc.
 3200 Horizon Drive, P.O. Box 61503
 King of Prussia, Pennsylvania 19406

SHAREHOLDER SERVICES
 First Data Investor Services Group, Inc.
 3200 Horizon Drive, P.O. Box 61503
 King of Prussia, Pennsylvania 19406

CUSTODIAN
 The Bank of New York
 48 Wall Street
 New York, New York 10286

LEGAL COUNSEL
 Paul, Hastings, Janofsky & Walker LLP
 345 California Street
 San Francisco, California 94104

INDEPENDENT AUDITOR
 Deloitte & Touche LLP
 1000 Wilshire Boulevard
 Los Angeles, California 90017

For Additional Information about Bjurman Micro-Cap Growth Fund call:

                                 (800) 227-7264
                                 (610) 239-4600

This report is submitted
for general information
of the shareholders of
the Fund. It is not au-
thorized for distribution
to prospective investors
in the Fund unless pre-
ceded or accompanied by
an effective Prospectus
which includes details
regarding the Fund's ob-
jective, policies, ex-
penses and other informa-
tion.


                                      LOGO

                         Bjurman Micro-Cap Growth Fund


                                    MARCH 31
                                  ----------
                                      1998